Bank Premises, Furniture, Fixtures and Equipment - Bank Premises, Furniture, Fixtures and Equipment (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	$ 33,064,156	$ 43,565,277
Less accumulated depreciation	13,346,851	22,993,726
Total	19,717,305	20,571,551
Land and buildings [Member]
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	27,051,942	27,610,855
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	$ 6,012,214	$ 15,954,422